Leases - Additional Information (Detail)	3 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 CAD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	12 years
Right-of-use assets	$ 7,033,377	$ 7,033,377		$ 916,028		$ 916,028	$ 3,660,717	$ 4,206,808	$ 285,086
Lease Liabilities		$ 7,227,845		$ 1,045,472	[1]	$ 1,045,472
Office Space [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets			$ 6,322,509
Lease Liabilities			$ 6,221,749

[1]	Variable costs due under leases not included in this amount. Minimum payment related to leases which have not yet commenced are not included in this amount. See Note 29.